First Quarter Report
March 31, 2023 (Unaudited)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Commercial Mortgage-Backed Securities - Non-Agency 0.6%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
United States 0.6%
AMSR Trust(a)
Subordinated Series 2022-SFR3 Class D
10/17/2039	4.000%		155,000	139,017
New Residential Mortgage Loan Trust(a)
Subordinated CMO Series 2022-SFR2 Class D
09/04/2039	4.000%		155,000	139,968
Pagaya AI Technology in Housing Trust(a)
Series 2022-1 Class D
08/25/2025	4.250%		100,000	93,926
Progress Residential Trust(a)
Subordinated Series 2022-SFR7 Class D
10/27/2039	5.500%		200,000	190,480
Total				563,391
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $567,861)				563,391

Foreign Government Obligations(b),(c) 3.3%

Germany 3.3%
Bundesschatzanweisungen(a)
03/13/2025	2.500%	EUR	2,900,000	3,134,469
Total Foreign Government Obligations (Cost $3,142,095)				3,134,469

Inflation-Indexed Bonds(b) 95.0%

Australia 1.1%
Australia Government Bond(a)
11/21/2027	0.750%	AUD	180,479	122,569
09/20/2030	2.500%	AUD	397,421	299,672
11/21/2032	0.250%	AUD	43,671	27,336
08/21/2035	2.000%	AUD	232,343	171,679
08/21/2040	1.250%	AUD	138,584	91,383
02/21/2050	1.000%	AUD	131,365	79,088
Australia Government Index-Linked Bond(a)
09/20/2025	3.000%	AUD	393,602	284,564
Total				1,076,291
Canada 1.7%
Canadian Government Real Return Bond
12/01/2026	4.250%	CAD	254,088	209,296
12/01/2031	4.000%	CAD	362,088	332,357
12/01/2036	3.000%	CAD	261,502	232,319
12/01/2041	2.000%	CAD	297,508	241,733
12/01/2044	1.500%	CAD	359,454	270,305
12/01/2047	1.250%	CAD	318,309	229,443
12/01/2050	0.500%	CAD	207,226	123,884
Inflation-Indexed Bonds(b) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
12/01/2054	0.250%	CAD	38,566	20,964
Total				1,660,301
Denmark 0.1%
Denmark I/L Government Bond(a)
11/15/2030	0.100%	DKK	835,018	119,628
France 8.7%
France Government Bond OAT(a)
03/01/2025	0.100%	EUR	467,359	510,485
07/25/2027	1.850%	EUR	819,136	962,857
07/25/2029	3.400%	EUR	406,316	541,848
07/25/2030	0.700%	EUR	660,341	748,877
07/25/2032	3.150%	EUR	540,306	744,246
07/25/2047	0.100%	EUR	466,034	457,394
French Republic Government Bond OAT(a)
07/25/2024	0.250%	EUR	522,987	575,590
03/01/2026	0.100%	EUR	502,066	548,625
03/01/2028	0.100%	EUR	466,580	513,855
03/01/2029	0.100%	EUR	524,319	568,047
07/25/2031	0.100%	EUR	365,706	394,845
03/01/2032	0.100%	EUR	147,652	161,841
03/01/2036	0.100%	EUR	278,098	293,394
07/25/2036	0.100%	EUR	341,507	351,398
07/25/2038	0.100%	EUR	168,315	171,559
07/25/2040	1.800%	EUR	543,001	707,582
07/25/2053	0.100%	EUR	151,484	146,773
Total				8,399,216
Germany 2.6%
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond(a)
04/15/2030	0.500%	EUR	895,259	1,015,646
Deutsche Bundesrepublik Inflation-Linked Bond(a)
04/15/2026	0.100%	EUR	657,602	716,934
04/15/2033	0.100%	EUR	143,528	158,996
04/15/2046	0.100%	EUR	528,821	609,212
Total				2,500,788
Italy 5.3%
Italy Buoni Poliennali Del Tesoro(a)
09/15/2024	2.350%	EUR	535,433	602,499
05/15/2026	0.650%	EUR	262,667	282,466
09/15/2026	3.100%	EUR	488,846	573,419
05/15/2028	1.300%	EUR	621,759	675,573
09/15/2032	1.250%	EUR	614,739	644,013
05/15/2033	0.100%	EUR	406,238	370,012
09/15/2035	2.350%	EUR	558,203	639,940
09/15/2041	2.550%	EUR	507,328	607,690
05/15/2051	0.150%	EUR	241,086	170,237
2	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2023 (Unaudited)
Inflation-Indexed Bonds(b) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Italy Buoni Poliennali Del Tesoro
05/15/2030	0.400%	EUR	504,056	504,391
Total				5,070,240
Japan 3.0%
Japanese Government CPI-Linked Bond
09/10/2024	0.100%	JPY	45,283,800	349,198
03/10/2025	0.100%	JPY	62,728,500	484,417
03/10/2026	0.100%	JPY	58,224,321	452,853
03/10/2027	0.100%	JPY	48,572,615	385,502
03/10/2028	0.100%	JPY	31,845,499	248,051
03/10/2029	0.100%	JPY	50,748,327	398,944
03/10/2030	0.200%	JPY	18,660,034	147,703
03/10/2031	0.005%	JPY	25,291,440	197,737
03/10/2032	0.005%	JPY	30,436,620	235,577
Total				2,899,982
New Zealand 0.4%
New Zealand Government Inflation-Linked Bond(a)
09/20/2030	3.000%	NZD	110,849	75,411
09/20/2035	2.500%	NZD	246,182	158,839
New Zealand Government Inflation-Linked Bond
09/20/2040	2.500%	NZD	249,619	159,553
Total				393,803
Spain 2.5%
Spain Government Inflation-Linked Bond(a)
11/30/2024	1.800%	EUR	485,555	546,276
11/30/2027	0.650%	EUR	531,027	582,494
11/30/2030	1.000%	EUR	591,832	657,175
11/30/2033	0.700%	EUR	592,598	625,309
Total				2,411,254
Sweden 0.7%
Sweden Inflation-Linked Bond
06/01/2025	1.000%	SEK	3,739,485	368,181
12/01/2028	3.500%	SEK	1,918,497	218,293
Sweden Inflation-Linked Bond(a)
06/01/2030	0.125%	SEK	419,175	39,727
06/01/2032	0.125%	SEK	749,899	70,662
06/01/2039	0.125%	SEK	286,863	25,919
Total				722,782
United Kingdom 21.0%
United Kingdom Gilt Inflation-Linked Bond(a)
07/17/2024	2.500%	GBP	793,748	1,040,931
03/22/2026	0.125%	GBP	523,200	651,925
11/22/2027	1.250%	GBP	826,178	1,096,033
08/10/2028	0.125%	GBP	703,224	889,609
03/22/2029	0.125%	GBP	705,665	891,616
07/22/2030	4.125%	GBP	369,924	623,648
08/10/2031	0.125%	GBP	417,238	536,278
Inflation-Indexed Bonds(b) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
11/22/2032	1.250%	GBP	24,890	35,344
03/22/2034	0.750%	GBP	628,353	852,621
01/26/2035	2.000%	GBP	536,990	847,631
11/22/2036	0.125%	GBP	575,053	723,483
11/22/2037	1.125%	GBP	703,700	1,005,663
03/22/2039	0.125%	GBP	254,993	313,916
03/22/2040	0.625%	GBP	707,213	940,820
08/10/2041	0.125%	GBP	488,881	596,246
11/22/2042	0.625%	GBP	644,408	856,198
03/22/2044	0.125%	GBP	713,400	846,803
03/22/2046	0.125%	GBP	592,604	693,012
11/22/2047	0.750%	GBP	596,707	802,267
08/10/2048	0.125%	GBP	465,465	540,941
03/22/2050	0.500%	GBP	620,218	788,050
03/22/2051	0.125%	GBP	238,885	274,487
03/22/2052	0.250%	GBP	528,432	631,886
11/22/2055	1.250%	GBP	584,878	928,840
11/22/2056	0.125%	GBP	294,896	337,078
03/22/2058	0.125%	GBP	460,429	530,489
03/22/2062	0.375%	GBP	580,564	740,841
11/22/2065	0.125%	GBP	336,181	399,894
03/22/2068	0.125%	GBP	556,502	666,292
03/22/2073	0.125%	GBP	151,917	194,555
Total				20,277,397
United States 47.9%
U.S. Treasury Inflation-Indexed Bond
04/15/2024	0.500%		782,892	770,404
07/15/2024	0.125%		1,549,738	1,519,064
10/15/2024	0.125%		1,166,060	1,139,024
01/15/2025	0.250%		164,203	160,270
01/15/2025	2.375%		1,341,133	1,357,702
04/15/2025	0.125%		1,334,849	1,293,560
10/15/2025	0.125%		1,199,120	1,162,578
01/15/2026	0.625%		1,655,677	1,619,405
01/15/2026	2.000%		949,618	963,235
04/15/2026	0.125%		1,500,126	1,439,867
07/15/2026	0.125%		1,449,032	1,395,984
10/15/2026	0.125%		1,357,589	1,303,886
01/15/2027	0.375%		1,401,239	1,350,763
01/15/2027	2.375%		793,672	822,915
04/15/2027	0.125%		1,372,156	1,307,056
07/15/2027	0.375%		709,346	685,198
10/15/2027	1.625%		1,889,680	1,926,487
01/15/2028	0.500%		1,261,374	1,218,176
01/15/2028	1.750%		714,020	730,675
04/15/2028	3.625%		982,191	1,095,833
07/15/2028	0.750%		1,101,251	1,079,904
01/15/2029	0.875%		1,443,229	1,417,668
01/15/2029	2.500%		665,363	712,236
04/15/2029	3.875%		909,920	1,048,025
07/15/2029	0.250%		1,409,344	1,335,375
01/15/2030	0.125%		581,400	541,709
07/15/2030	0.125%		1,551,910	1,443,960
01/15/2031	0.125%		1,528,516	1,412,534
04/15/2032	3.375%		271,359	320,640
07/15/2032	0.625%		1,462,131	1,396,706

CTIVP® – BlackRock Global Inflation-Protected Securities Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2023 (Unaudited)
Inflation-Indexed Bonds(b) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
01/15/2033	1.125%	502,170	500,739
02/15/2040	2.125%	661,624	729,007
02/15/2041	2.125%	956,291	1,053,659
02/15/2042	0.750%	905,609	789,153
02/15/2043	0.625%	949,905	799,772
02/15/2044	1.375%	898,569	868,313
02/15/2045	0.750%	882,970	749,883
02/15/2046	1.000%	763,885	681,773
02/15/2047	0.875%	706,430	609,797
02/15/2048	1.000%	691,524	613,739
02/15/2049	1.000%	529,061	468,088
02/15/2050	0.250%	494,556	358,330
02/15/2051	0.125%	666,478	461,227
02/15/2052	0.125%	333,909	231,350
02/15/2053	1.500%	372,387	377,625
U.S. Treasury Inflation-Indexed Bond(d)
07/15/2031	0.125%	1,562,708	1,439,264
01/15/2032	0.125%	1,662,045	1,518,118
Total			46,220,676
Total Inflation-Indexed Bonds (Cost $104,778,450)			91,752,358

Residential Mortgage-Backed Securities - Agency 1.0%

United States 1.0%
Uniform Mortgage-Backed Security TBA(e)
04/13/2053	4.500%	492,000	482,059
04/13/2053	5.000%	484,300	483,014
Total			965,073
Total Residential Mortgage-Backed Securities - Agency (Cost $961,896)			965,073

Residential Mortgage-Backed Securities - Non-Agency 0.8%

United States 0.8%
CSMC Trust(a),(f)
CMO Series 2022-NQM5 Class A1
05/25/2067	5.169%	263,603	264,639
Ellington Financial Mortgage Trust(a),(f)
CMO Series 2021-3 Class A1
09/25/2066	1.241%	137,747	107,131
Homeward Opportunities Fund Trust(a),(g)
CMO Series 2022-1 Class A1
07/25/2067	5.055%	101,601	100,626
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PRKCM Trust(a),(f)
CMO Series 2022-AFC2 Class A1
08/25/2057	5.335%	97,369	97,233
SG Residential Mortgage Trust(a),(f)
CMO Series 2022-2 Class A1
08/25/2062	5.345%	96,343	96,099
Verus Securitization Trust(a),(f)
CMO Series 2022-7 Class A1
07/25/2067	5.350%	108,489	105,927
Total			771,655
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $766,060)			771,655

U.S. Treasury Obligations 0.3%

United States 0.3%
U.S. Treasury
02/15/2052	2.250%	400,000	298,438
Total U.S. Treasury Obligations (Cost $298,830)			298,438

Options Purchased Calls 0.0%
Value ($)
(Cost $12,285)	12,285

Options Purchased Puts 0.0%

(Cost $34,646)	19,155

Money Market Funds 0.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.983%(h),(i)	126,196	126,170
Total Money Market Funds (Cost $126,170)		126,170
Total Investments in Securities (Cost $110,688,293)		97,642,994
Other Assets & Liabilities, Net		(1,100,106)
Net Assets		$96,542,888

At March 31, 2023, securities and/or cash totaling $411,504 were pledged as collateral.
4	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2023 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
1,584,000 AUD	1,064,944 USD	Citi	04/04/2023	6,119	—
2,340,000 CAD	1,725,108 USD	Citi	04/04/2023	—	(6,302)
829,000 DKK	117,971 USD	Citi	04/04/2023	—	(2,709)
2,875,000 EUR	3,120,750 USD	Citi	04/04/2023	2,812	—
17,001,000 EUR	18,049,860 USD	Citi	04/04/2023	—	(387,725)
30,000 GBP	36,216 USD	Citi	04/04/2023	—	(792)
28,523 USD	42,245 AUD	Citi	04/04/2023	—	(284)
48,998 USD	66,687 CAD	Citi	04/04/2023	345	—
48,179 USD	45,000 EUR	Citi	04/04/2023	623	—
30,000 USD	3,975,741 JPY	Citi	04/04/2023	—	(57)
5,638,165 JPY	42,534 USD	Citi	05/02/2023	—	(125)
20,000 EUR	21,725 USD	Deutsche Bank	04/04/2023	35	—
101,000 EUR	107,572 USD	Deutsche Bank	04/04/2023	—	(1,963)
18,109,000 GBP	21,781,714 USD	Deutsche Bank	04/04/2023	—	(557,549)
3,229,000 JPY	24,321 USD	Deutsche Bank	04/04/2023	2	—
387,401,648 JPY	2,859,174 USD	Deutsche Bank	04/04/2023	—	(58,556)
637,000 NZD	391,679 USD	Deutsche Bank	04/04/2023	—	(6,637)
7,170,000 SEK	686,249 USD	Deutsche Bank	04/04/2023	—	(4,569)
1,029,060 USD	1,537,000 AUD	Deutsche Bank	04/04/2023	—	(1,652)
1,654,230 USD	2,239,000 CAD	Deutsche Bank	04/04/2023	2,448	—
121,065 USD	829,000 DKK	Deutsche Bank	04/04/2023	—	(384)
372,369 USD	346,000 EUR	Deutsche Bank	04/04/2023	2,868	—
21,404,615 USD	19,606,000 EUR	Deutsche Bank	04/04/2023	—	(141,908)
22,335,199 USD	18,131,013 GBP	Deutsche Bank	04/04/2023	31,219	—
2,911,086 USD	385,437,000 JPY	Deutsche Bank	04/04/2023	—	(8,153)
394,430 USD	633,146 NZD	Deutsche Bank	04/04/2023	1,476	—
689,898 USD	7,169,787 SEK	Deutsche Bank	04/04/2023	899	—
1,604,936 AUD	1,075,644 USD	Deutsche Bank	05/02/2023	1,746	—
2,264,516 CAD	1,673,766 USD	Deutsche Bank	05/02/2023	—	(2,474)
829,000 DKK	121,284 USD	Deutsche Bank	05/02/2023	382	—
19,858,770 EUR	21,713,475 USD	Deutsche Bank	05/02/2023	142,905	—
1,159,883 GBP	1,434,976 USD	Deutsche Bank	05/02/2023	3,311	—
15,999,000 GBP	19,741,473 USD	Deutsche Bank	05/02/2023	—	(6,391)
385,437,000 JPY	2,922,855 USD	Deutsche Bank	05/02/2023	6,599	—
33,878 NZD	21,197 USD	Deutsche Bank	05/02/2023	12	—
598,000 NZD	372,664 USD	Deutsche Bank	05/02/2023	—	(1,282)
122,603 SEK	11,842 USD	Deutsche Bank	05/02/2023	11	—
7,047,000 SEK	679,200 USD	Deutsche Bank	05/02/2023	—	(846)
750,771 USD	608,405 GBP	Deutsche Bank	05/02/2023	194	—
Total				204,006	(1,190,358)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month Euro Euribor	1	12/2023	EUR	241,150	94	—
3-Month Euro Euribor	1	06/2024	EUR	241,938	26	—
Euro-Bund	2	06/2023	EUR	271,680	10,597	—
Long Gilt	8	06/2023	GBP	826,800	—	(6,151)
U.S. Treasury 10-Year Note	5	06/2023	USD	574,609	687	—
U.S. Treasury 10-Year Note	2	06/2023	USD	229,844	—	(2,472)
U.S. Treasury Ultra 10-Year Note	2	06/2023	USD	242,281	—	(191)
Total					11,404	(8,814)

CTIVP® – BlackRock Global Inflation-Protected Securities Fund | First Quarter Report 2023	5

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2023 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month Euro Euribor	(2)	06/2023	EUR	(482,800)	25	—
3-Month SOFR	(2)	03/2024	USD	(478,500)	586	—
Euro-BTP	(2)	06/2023	EUR	(230,700)	—	(9,071)
Euro-Schatz	(27)	06/2023	EUR	(2,853,765)	8,504	—
Japanese 10-Year Government Bond	(2)	06/2023	JPY	(296,240,000)	—	(40,521)
U.S. Treasury 2-Year Note	(3)	06/2023	USD	(619,359)	—	(47)
U.S. Treasury 5-Year Note	(12)	06/2023	USD	(1,314,094)	—	(21,830)
Total					9,115	(71,469)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay SOFR	Deutsche Bank	USD	350,000	350,000	3.00	03/28/2024	12,285	12,285

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Deutsche Bank to receive SOFR and pay exercise rate	Deutsche Bank	USD	350,000	350,000	3.00	03/28/2024	12,285	12,285
1-Year Mid-Curve SOFR	UBS	USD	8,679,150	36	95.81	04/14/2023	16,269	900
EUR Put/USD Call	Deutsche Bank	EUR	553,000	553,000	1.08	06/29/2023	6,092	5,970
Total							34,646	19,155

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Deutsche Bank to receive SOFR and pay exercise rate	Deutsche Bank	USD	(721,000)	(721,000)	3.02	12/14/2023	(28,732)	(19,928)
10-Year OTC interest rate swap with Deutsche Bank to receive SOFR and pay exercise rate	Deutsche Bank	USD	(147,188)	(147,188)	3.35	2/20/2024	(4,990)	(6,859)
Total							(33,722)	(26,787)

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay SOFR	Deutsche Bank	USD	(721,000)	(721,000)	3.02	12/14/2023	(28,732)	(23,871)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay SOFR	Deutsche Bank	USD	(147,188)	(147,188)	3.35	02/20/2024	(4,990)	(3,411)
1-Year Mid-Curve SOFR	UBS	USD	(11,572,200)	(48)	95.13	04/14/2023	(5,224)	(300)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay SONIA	Citi	GBP	(430,000)	(430,000)	4.92	09/07/2023	(2,187)	(1,408)
EUR Put/USD Call	Deutsche Bank	EUR	(553,000)	(553,000)	1.02	06/29/2023	(1,077)	(979)
Total							(42,210)	(29,969)

6	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2023 (Unaudited)
Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 3.170%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	10/21/2023	USD	125,000	(622)	—	—	—	(622)
Fixed rate of 2.210%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/06/2024	USD	125,000	(1,143)	—	—	—	(1,143)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.995%	Receives at Maturity, Pays at Maturity	Goldman Sachs	10/21/2024	USD	125,000	(340)	—	—	—	(340)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.483%	Receives at Maturity, Pays at Maturity	Goldman Sachs	12/23/2024	USD	1,500,000	9,336	—	—	9,336	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.313%	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/06/2025	USD	125,000	1,106	—	—	1,106	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.540%	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/30/2025	USD	1,850,000	4,282	—	—	4,282	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.615%	Receives at Maturity, Pays at Maturity	Goldman Sachs	12/12/2027	USD	865,000	4,200	—	—	4,200	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.573%	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/16/2030	USD	210,000	1,608	—	—	1,608	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.524%	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/30/2030	USD	525,000	4,701	—	—	4,701	—
SOFR	Fixed rate of 3.361%	Receives Annually, Pays Annually	Goldman Sachs	12/22/2032	USD	163,800	(1,483)	—	—	—	(1,483)
Fixed rate of 2.554%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	02/10/2033	USD	55,000	(499)	—	—	—	(499)
TONA	Fixed rate of 0.885%	Receives Annually, Pays Annually	Goldman Sachs	02/15/2033	JPY	4,698,870	(878)	—	—	—	(878)
TONA	Fixed rate of 0.898%	Receives Annually, Pays Annually	Goldman Sachs	02/15/2033	JPY	4,698,870	(921)	—	—	—	(921)
TONA	Fixed rate of 0.900%	Receives Annually, Pays Annually	Goldman Sachs	02/15/2033	JPY	9,397,740	(1,860)	—	—	—	(1,860)
TONA	Fixed rate of 0.918%	Receives Annually, Pays Annually	Goldman Sachs	02/15/2033	JPY	13,610,520	(2,870)	—	—	—	(2,870)
SOFR	Fixed rate of 3.783%	Receives Annually, Pays Annually	Goldman Sachs	03/06/2033	USD	168,000	(7,996)	—	—	—	(7,996)
Fixed rate of 3.110%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	03/14/2033	USD	112,005	(968)	—	—	—	(968)
UK Retail Price Index All Items Monthly	Fixed rate of 3.790%	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/15/2033	GBP	790,000	14,030	—	—	14,030	—
Fixed rate of 3.306%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	03/15/2033	USD	92,000	670	—	—	670	—
Fixed rate of 3.308%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	03/15/2033	USD	76,000	571	—	—	571	—
Fixed rate of 3.217%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	03/17/2033	USD	84,000	(18)	—	—	—	(18)
Fixed rate of 3.214%	SOFR	Receives Annually, Pays Annually	Goldman Sachs	03/17/2033	USD	84,000	(39)	—	—	—	(39)
SOFR	Fixed rate of 3.350%	Receives Annually, Pays Annually	Goldman Sachs	03/20/2033	USD	25,700	(290)	—	—	—	(290)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.586%	Receives at Maturity, Pays at Maturity	Goldman Sachs	04/04/2033	USD	220,000	(5)	—	—	—	(5)
Fixed rate of 2.433%	Eurostat Eurozone HICP ex-Tobacco NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2052	EUR	5,000	(608)	—	—	—	(608)
Eurostat Eurozone HICP ex-Tobacco NSA	Fixed rate of 2.604%	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/15/2052	EUR	15,000	860	—	—	860	—
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | First Quarter Report 2023	7

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2023 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 2.441%	Eurostat Eurozone HICP ex-Tobacco NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/15/2052	EUR	30,000	(3,352)	—	—	—	(3,352)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.493%	Receives at Maturity, Pays at Maturity	Goldman Sachs	12/12/2052	USD	20,000	(149)	—	—	—	(149)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.449%	Receives at Maturity, Pays at Maturity	Goldman Sachs	02/10/2053	USD	20,000	57	—	—	57	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.390%	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/10/2053	USD	228,274	4,115	—	—	4,115	—
Fixed rate of 2.688%	Eurostat Eurozone HICP ex-Tobacco NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/15/2053	EUR	10,000	27	—	—	27	—
Fixed rate of 2.641%	Eurostat Eurozone HICP ex-Tobacco NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/15/2053	EUR	5,000	(67)	—	—	—	(67)
Total							21,455	—	—	45,563	(24,108)

Reference index and values for swap contracts as of period end
Reference index		Reference rate
Eurostat Eurozone HICP ex-Tobacco NSA	Harmonised Index of Consumer Price Index Excluding Tobacco	6.900%
SOFR	Secured Overnight Financing Rate	4.870%
UK Retail Price Index All Items Monthly	United Kingdom Retail Price Index All Items	10.100%
U.S. CPI Urban Consumers NSA	United States Consumer Price All Urban Non-Seasonally Adjusted Index	4.985%
TONA	Tokyo Overnight Average Rate	(0.030%)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2023, the total value of these securities amounted to $44,190,496, which represents 45.77% of total net assets.
(b)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(c)	Principal and interest may not be guaranteed by a governmental entity.
(d)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(e)	Represents a security purchased on a when-issued basis.
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2023.
(g)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2023.
(h)	The rate shown is the seven-day current annualized yield at March 31, 2023.
(i)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.983%
	100,076	10,441,130	(10,415,036)	—	126,170	(177)	10,935	126,196
8	CTIVP® – BlackRock Global Inflation-Protected Securities Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, March 31, 2023 (Unaudited)
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund | First Quarter Report 2023	9

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7029_12_B01_(05/23)